Equity - Distribution of borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of classes of share capital [line items]
Non-current gross financial debt	$ 560,738	$ 458,056	$ 269,325
Current gross financial debt	84,651	113,281	245,262
Gross financial debt	$ 645,389	$ 571,337	$ 514,587
Non-current gross financial debt to total gross financial debt (as a percentage)	86.88%	80.17%	52.34%
Current gross financial debt to total gross financial debt (as a percentage)	13.12%	19.83%	47.66%
Gross financial debt (as a percentage)	100.00%	100.00%	100.00%
Gross financial debt, including discontinued operations			$ 601,546
Spanish energy business classified as held for sale
Disclosure of classes of share capital [line items]
Non-current gross financial debt			76,452
Current gross financial debt			10,507
Gross financial debt			$ 86,959